Average Annual Total Returns	12 Months Ended	60 Months Ended	80 Months Ended		120 Months Ended		125 Months Ended		127 Months Ended	164 Months Ended		175 Months Ended		176 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025 [16]	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025
TOPS Conservative ETF Portfolio | S&P 500 Total Return Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%			14.82%									13.81%	[1],[2]
TOPS Conservative ETF Portfolio | TOPS Conservative ETF Portfolio Class 1 shares
Prospectus [Line Items]
Average Annual Return, Percent	10.39%	4.61%			5.25%									4.55%	[2]
Performance Inception Date	Apr. 26, 2011
TOPS Conservative ETF Portfolio | TOPS Conservative ETF Portfolio Class 2 shares
Prospectus [Line Items]
Average Annual Return, Percent	10.15%	4.34%			4.99%									4.30%	[2]
Performance Inception Date	Apr. 26, 2011
TOPS Conservative ETF Portfolio | TOPS Conservative ETF Portfolio Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.76%	4.09%			4.77%		4.29%	[2]
Performance Inception Date	Jul. 22, 2015
TOPS Conservative ETF Portfolio | TOPS Conservative ETF Portfolio Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.15%	4.34%	5.05%	[2]	0.00%
Performance Inception Date	Apr. 30, 2019
TOPS Balanced ETF Portfolio | S&P 500 Total Return Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%			14.82%									13.81%	[3],[4]
TOPS Balanced ETF Portfolio | TOPS Balanced ETF Portfolio Class 1 shares
Prospectus [Line Items]
Average Annual Return, Percent	13.17%	5.79%			6.66%									5.79%	[4]
Performance Inception Date	Apr. 26, 2011
TOPS Balanced ETF Portfolio | TOPS Balanced ETF Portfolio Class 2 shares
Prospectus [Line Items]
Average Annual Return, Percent	12.85%	5.52%			6.39%									5.47%	[4]
Performance Inception Date	Apr. 26, 2011
TOPS Balanced ETF Portfolio | TOPS Balanced ETF Portfolio Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	5.26%			6.10%		5.46%	[4]
Performance Inception Date	Jul. 22, 2015
TOPS Balanced ETF Portfolio | TOPS Balanced ETF Portfolio Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	12.81%	5.47%	6.28%	[4]	0.00%
Performance Inception Date	Apr. 30, 2019
TOPS Moderate ETF Portfolio | S&P 500 Total Return Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%			14.82%									13.81%	[5],[6]
TOPS Moderate ETF Portfolio | TOPS Moderate ETF Portfolio Class 1 shares
Prospectus [Line Items]
Average Annual Return, Percent	15.50%	7.20%			8.26%									6.89%	[6]
Performance Inception Date	Apr. 26, 2011
TOPS Moderate ETF Portfolio | TOPS Moderate ETF Portfolio Class 2 shares
Prospectus [Line Items]
Average Annual Return, Percent	15.13%	6.92%			7.99%									6.62%	[6]
Performance Inception Date	Apr. 26, 2011
TOPS Moderate ETF Portfolio | TOPS Moderate ETF Portfolio Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	14.87%	6.66%			7.63%		6.74%	[6]
Performance Inception Date	Jul. 22, 2015
TOPS Moderate ETF Portfolio | TOPS Moderate ETF Portfolio Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	15.11%	6.88%	7.72%	[6]	0.00%
Performance Inception Date	Apr. 30, 2019
TOPS Moderately Aggressive ETF Portfolio | S&P 500 Total Return Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%			14.82%									13.81%	[7],[8]
TOPS Moderately Aggressive ETF Portfolio | TOPS Moderately Aggressive ETF Portfolio Class 1 shares
Prospectus [Line Items]
Average Annual Return, Percent	18.31%	8.85%			9.80%									8.67%	[8]
Performance Inception Date	Apr. 26, 2011
TOPS Moderately Aggressive ETF Portfolio | TOPS Moderately Aggressive ETF Portfolio Class 2 shares
Prospectus [Line Items]
Average Annual Return, Percent	17.99%	8.56%			9.53%									8.37%	[8]
Performance Inception Date	Apr. 26, 2011
TOPS Moderately Aggressive ETF Portfolio | TOPS Moderately Aggressive ETF Portfolio Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.74%	8.30%			9.12%		8.01%	[8]
Performance Inception Date	Jul. 22, 2015
TOPS Moderately Aggressive ETF Portfolio | TOPS Moderately Aggressive ETF Portfolio Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.99%	8.56%	9.25%	[8]	0.00%
Performance Inception Date	Apr. 30, 2019
TOPS Aggressive ETF Portfolio | S&P 500 Total Return Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%			14.82%									13.81%	[9],[10]
TOPS Aggressive ETF Portfolio | TOPS Aggressive ETF Portfolio Class 1 shares
Prospectus [Line Items]
Average Annual Return, Percent	19.17%	9.69%			10.71%									8.88%	[10]
Performance Inception Date	Apr. 26, 2011
TOPS Aggressive ETF Portfolio | TOPS Aggressive ETF Portfolio Class 2 shares
Prospectus [Line Items]
Average Annual Return, Percent	18.83%	9.41%			10.43%									8.63%	[10]
Performance Inception Date	Apr. 26, 2011
TOPS Aggressive ETF Portfolio | TOPS Aggressive ETF Portfolio Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.53%	9.15%			9.99%		8.81%	[10]
Performance Inception Date	Jul. 22, 2015
TOPS Aggressive ETF Portfolio | TOPS Aggressive ETF Portfolio Service Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	18.83%	9.41%	10.08%	[10]	0.00%
Performance Inception Date	Apr. 30, 2019
TOPS Managed Risk Balanced ETF Portfolio | S&P 500 Total Return Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%			14.82%							14.26%	[11],[12]
TOPS Managed Risk Balanced ETF Portfolio | TOPS Managed Risk Balanced ETF Portfolio Class 1 shares
Prospectus [Line Items]
Average Annual Return, Percent	9.35%	4.11%			5.18%							4.54%	[12]
Performance Inception Date	Jun. 09, 2011
TOPS Managed Risk Balanced ETF Portfolio | TOPS Managed Risk Balanced ETF Portfolio Class 2 shares
Prospectus [Line Items]
Average Annual Return, Percent	9.03%	3.83%			4.92%							4.28%	[12]
Performance Inception Date	Jun. 09, 2011
TOPS Managed Risk Balanced ETF Portfolio | TOPS Managed Risk Balanced ETF Portfolio Class 3
Prospectus [Line Items]
Average Annual Return, Percent	8.94%	3.75%			4.81%					4.22%	[12]
Performance Inception Date	May 01, 2012
TOPS Managed Risk Balanced ETF Portfolio | TOPS Managed Risk Balanced ETF Portfolio Class 4
Prospectus [Line Items]
Average Annual Return, Percent	8.70%	3.49%			4.55%					3.88%	[12]
Performance Inception Date	May 01, 2012
TOPS Managed Risk Balanced ETF Portfolio | TOPS Managed Risk Balanced ETF Portfolio Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	7.85%	(1.85%)			1.85%		1.22%	[12]
Performance Inception Date	Jul. 22, 2015
TOPS Managed Risk Moderate ETF Portfolio | S&P 500 Total Return Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%			14.82%	[13]						14.26%	[13],[14]
TOPS Managed Risk Moderate ETF Portfolio | TOPS Managed Risk Moderate ETF Portfolio Class 1 shares
Prospectus [Line Items]
Average Annual Return, Percent	10.58%	4.99%			5.97%							5.17%	[14]
Performance Inception Date	Jun. 09, 2011
TOPS Managed Risk Moderate ETF Portfolio | TOPS Managed Risk Moderate ETF Portfolio Class 2 shares
Prospectus [Line Items]
Average Annual Return, Percent	10.36%	4.74%			5.72%							4.93%	[14]
Performance Inception Date	Jun. 09, 2011
TOPS Managed Risk Moderate ETF Portfolio | TOPS Managed Risk Moderate ETF Portfolio Class 3 shares
Prospectus [Line Items]
Average Annual Return, Percent	10.23%	4.64%			5.62%					4.88%	[14]
Performance Inception Date	May 01, 2012
TOPS Managed Risk Moderate ETF Portfolio | TOPS Managed Risk Moderate ETF Portfolio Class 4 shares
Prospectus [Line Items]
Average Annual Return, Percent	10.00%	4.38%			5.34%					4.64%	[14]
Performance Inception Date	May 01, 2012
TOPS Managed Risk Moderate ETF Portfolio | TOPS Managed Risk Moderate ETF Portfolio Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.50%	3.15%			4.73%		3.76%	[14]
Performance Inception Date	Jul. 22, 2015
TOPS Managed Risk Moderately Aggressive ETF Portfolio | S&P 500 Total Return Index (reflects no deduction for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%			14.82%	[15]								13.81%	[16]
TOPS Managed Risk Moderately Aggressive ETF Portfolio | TOPS Managed Risk Moderately Aggressive ETF Portfolio Class 1 shares
Prospectus [Line Items]
Average Annual Return, Percent	11.95%	5.62%			6.39%									4.99%	[16]
TOPS Managed Risk Moderately Aggressive ETF Portfolio | TOPS Managed Risk Moderately Aggressive ETF Portfolio Class 2 shares
Prospectus [Line Items]
Average Annual Return, Percent	11.65%	5.36%			6.13%									4.74%	[16]
TOPS Managed Risk Moderately Aggressive ETF Portfolio | TOPS Managed Risk Moderately Aggressive ETF Portfolio Class 3
Prospectus [Line Items]
Average Annual Return, Percent	11.50%	5.24%			6.02%					5.04%	[16]
TOPS Managed Risk Moderately Aggressive ETF Portfolio | TOPS Managed Risk Moderately Aggressive ETF Portfolio Class 4
Prospectus [Line Items]
Average Annual Return, Percent	11.27%	5.01%			5.76%					4.86%	[16]
TOPS Managed Risk Moderately Aggressive ETF Portfolio | TOPS Managed Risk Moderately Aggressive ETF Portfolio Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.58%	5.25%			5.93%				4.72%

[1]	As measured from the inception date of Class 2 shares. If a different inception date was used, returns for the S&P 500
[2]	Inception date of Class 2 and Class 1 shares is April 26, 2011. Inception date of Investor Class shares is July 22, 2015. Inception date of Service Class shares is April 30, 2019.
[3]	As measured from the inception date of Class 2 shares. If a different inception date was used, returns for the S&P 500
[4]	Inception date of Class 2 and Class 1 shares is April 26, 2011. Inception date of Investor Class shares is July 22, 2015. Inception date of Service Class shares is April 30, 2019.
[5]	As measured from the inception date of Class 2 shares. If a different inception date was used, returns for the S&P 500
[6]	Inception date of Class 2 and Class 1 shares is April 26, 2011. Inception date of Investor Class shares is July 22, 2015. Inception date of Service Class shares is April 30, 2019.
[7]	As measured from the inception date of Class 2 shares. If a different inception date was used, returns for the S&P 500® Total Return Index would differ from this figure.
[8]	Inception date of Class 2 and Class 1 shares is April 26, 2011. Inception date of Investor Class shares is July 22, 2015. Inception date of Service Class shares is April 30, 2019.
[9]	As measured from the inception date of Class 2 shares. If a different inception date was used, returns for the S&P 500
[10]	Inception date of Class 2 and Class 1 shares is April 26, 2011. Inception date of Investor Class shares is July 22, 2015. Inception date of Service Class shares is April 30, 2019.
[11]	As measured from the inception date of Class 2 shares. If a different inception date was used, returns for the S&P 500® Total Return Index would differ from this figure.
[12]	Inception date of Class 1 and Class 2 shares is June 9, 2011. Inception date of Class 3 and Class 4 shares is May 1, 2012. Inception date of Investor Class is July 22, 2015.
[13]	As measured from the inception date of Class 2 shares. If a different inception date was used, returns for the S&P 500
[14]	Inception date of Class 1 and Class 2 shares is June 9, 2011. Inception date of Class 3 and Class 4 shares is May 1, 2012. Inception date of Investor Class is July 22, 2015.
[15]	As measured from the inception date of Class 2 shares. If a different inception date was used, returns for the S&P 500
[16]	Inception date of Class 1 and 2 is April 26, 2011. Inception date of Class 3 and 4 is May 1, 2012. Inception date of Investor Class is July 22, 2015.